Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4. Property and Equipment

Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Furniture, fixtures and Equipment	$72	$167
Vehicles	—	39
Property and equipment, gross	72	206
Less: accumulated depreciation	(67)	(193)
Property and equipment, net	$5	$13

Depreciation expense related to property and equipment was $0.01 million and $0.145 million for the years ended December 31, 2021 and 2020, respectively, which is included in “Selling and Promotion” expense in the accompanying consolidated statements of operations.